Accounts Payable, Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Payable, Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accounts Payable, Accrued Expenses and Other Current Liabilities

Amounts related to accounts payable, accrued expenses and other current liabilities as of December 31, 2025 and 2024 were as follows:

	December 31,
	2025	2024

Trade accounts payable	$530,702	$468,803
Accrued payroll liabilities	9,404	17,827
Accrued operating expenses	177,204	90,462
Accrued interest	78,393	161,171
Accrued commissions payable from 2022 MSSP Consideration	25,000	25,000
Product return allowance	777	2,049
	$821,480	$765,312